Morningstar Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 94.19%
iShares® Broad USD High Yield Corporate Bond ETF	25,388	$902,543
iShares® Core S&P 500® ETF	1,840	756,387
iShares® Core S&P® Mid-Cap ETF	2,409	602,636
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	75,162	1,068,804
Schwab Fundamental Emerging Markets Large Company Index ETF	11,543	300,695
Schwab Fundamental International Large Company Index ETF	19,442	607,951
Schwab US TIPS ETF	13,800	739,818
SPDR® Portfolio Intermediate Term Corporate Bond ETF	27,215	884,215
VanEck J. P. Morgan EM Local Currency Bond ETF	23,738	599,385
Vanguard® Emerging Markets Government Bond ETF	4,775	297,530
Vanguard® FTSE Developed Markets ETF	13,487	609,208
Vanguard® Intermediate-Term Treasury ETF	34,148	2,047,514
Vanguard® Long-Term Treasury ETF	8,910	583,694
Vanguard® Mortgage-Backed Securities ETF	25,095	1,168,172
Vanguard® Short-Term Bond ETF	57,409	4,391,215
Vanguard® Short-Term Inflation-Protected Securities ETF	18,478	883,618
Vanguard® Total Bond Market ETF	117,083	8,644,238
Vanguard® Total Stock Market ETF	10,371	2,116,721
Vanguard® Value ETF	4,335	598,707
Total Exchange Traded Funds
(Cost $28,942,152)		27,803,051

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 5.92%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.463%	1,748,201	$1,748,201

Total Short-Term Investments
(Cost $1,748,201)			1,748,201

Total Investments - 100.11%
(Total cost $30,690,353)			29,551,252

Liabilities in Excess of Other Assets - (0.11)%			(32,885)

Net Assets - 100.00%			$29,518,367

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 95.20%
iShares® Broad USD High Yield Corporate Bond ETF	38,879	$1,382,148
iShares® Core S&P 500® ETF	9,446	3,883,062
iShares® Core S&P® Mid-Cap ETF	11,062	2,767,270
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	133,040	1,891,829
Schwab Fundamental Emerging Markets Large Company Index ETF	51,994	1,354,444
Schwab Fundamental International Large Company Index ETF	96,530	3,018,493
Schwab US TIPS ETF	10,080	540,389
SPDR® Portfolio Intermediate Term Corporate Bond ETF	24,930	809,976
VanEck J. P. Morgan EM Local Currency Bond ETF	32,180	812,545
Vanguard® FTSE Developed Markets ETF	42,704	1,928,940
Vanguard® Health Care ETF	2,280	543,689
Vanguard® Intermediate-Term Treasury ETF	49,403	2,962,204
Vanguard® Long-Term Treasury ETF	8,235	539,475
Vanguard® Mid-Cap Value ETF	4,135	554,379
Vanguard® Mortgage-Backed Securities ETF	34,780	1,619,009
Vanguard® Short-Term Bond ETF	77,367	5,917,802
Vanguard® Short-Term Inflation-Protected Securities ETF	28,165	1,346,850
Vanguard® Total Bond Market ETF	171,906	12,691,820
Vanguard® Total Stock Market ETF	27,185	5,548,458
Vanguard® Value ETF	11,925	1,646,962
Total Exchange Traded Funds
(Cost $50,940,360)		51,759,744

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 4.88%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.463%	2,653,297	$2,653,297

Total Short-Term Investments
(Cost $2,653,297)			2,653,297

Total Investments - 100.08%
(Total cost $53,593,657)			54,413,041

Liabilities in Excess of Other Assets - (0.08)%			(41,186)

Net Assets - 100.00%			$54,371,855

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 96.38%
iShares® Broad USD High Yield Corporate Bond ETF	66,032	$2,347,438
iShares® Core S&P 500® ETF	42,158	17,330,311
iShares® Core S&P® Mid-Cap ETF	37,689	9,428,280
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	447,171	6,358,772
Schwab Fundamental Emerging Markets Large Company Index ETF	150,321	3,915,862
Schwab Fundamental International Large Company Index ETF	404,944	12,662,599
SPDR® Portfolio Intermediate Term Corporate Bond ETF	47,215	1,534,015
VanEck J. P. Morgan EM Local Currency Bond ETF	61,770	1,559,693
Vanguard® FTSE Developed Markets ETF	228,417	10,317,596
Vanguard® FTSE Emerging Markets ETF	39,178	1,582,791
Vanguard® Health Care ETF	9,740	2,322,600
Vanguard® Intermediate-Term Treasury ETF	101,471	6,084,201
Vanguard® Mid-Cap Value ETF	23,320	3,126,512
Vanguard® Mortgage-Backed Securities ETF	65,360	3,042,508
Vanguard® Short-Term Bond ETF	99,557	7,615,115
Vanguard® Short-Term Inflation-Protected Securities ETF	48,050	2,297,751
Vanguard® Small-Cap Value ETF	14,753	2,342,186
Vanguard® Total Bond Market ETF	382,045	28,206,382
Vanguard® Total Stock Market ETF	104,239	21,275,180
Vanguard® Value ETF	45,150	6,235,667
Total Exchange Traded Funds
(Cost $140,284,362)		149,585,459
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.74%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.463%	5,814,254	$5,814,254

Total Short-Term Investments
(Cost $5,814,254)			5,814,254

Total Investments - 100.12%
(Total cost $146,098,616)			155,399,713

Liabilities in Excess of Other Assets - (0.12)%			(193,699)

Net Assets - 100.00%			$155,206,014

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 96.99%
iShares® Core S&P 500® ETF	71,926	$29,567,340
iShares® Core S&P® Mid-Cap ETF	67,960	17,000,873
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	646,002	9,186,149
Schwab Fundamental Emerging Markets Large Company Index ETF	260,662	6,790,245
Schwab Fundamental International Large Company Index ETF	731,111	22,861,841
Vanguard® FTSE Developed Markets ETF	507,582	22,927,479
Vanguard® FTSE Emerging Markets ETF	113,162	4,571,745
Vanguard® Health Care ETF	18,775	4,477,087
Vanguard® Intermediate-Term Treasury ETF	110,141	6,604,054
Vanguard® Mid-Cap Value ETF	42,085	5,642,336
Vanguard® Short-Term Bond ETF	100,811	7,711,033
Vanguard® Small-Cap ETF	11,965	2,268,085
Vanguard® Small-Cap Value ETF	28,375	4,504,815
Vanguard® Total Bond Market ETF	298,735	22,055,605
Vanguard® Total Stock Market ETF	206,161	42,077,460
Vanguard® Value ETF	81,507	11,256,932
Total Exchange Traded Funds
(Cost $197,798,645)		219,503,079

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 3.07%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.463%	6,954,973	$6,954,973

Total Short-Term Investments
(Cost $6,954,973)			6,954,973

Total Investments - 100.06%
(Total cost $204,753,618)			226,458,052

Liabilities in Excess of Other Assets - (0.06)%			(142,459)

Net Assets - 100.00%			$226,315,593

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.24%
iShares® Core S&P 500® ETF	55,158	$22,674,351
iShares® Core S&P® Mid-Cap ETF	48,666	12,174,286
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	427,117	6,073,604
Schwab Fundamental Emerging Markets Large Company Index ETF	230,169	5,995,902
Schwab Fundamental International Large Company Index ETF	701,618	21,939,595
Vanguard® FTSE Developed Markets ETF	402,905	18,199,219
Vanguard® FTSE Emerging Markets ETF	112,286	4,536,354
Vanguard® Health Care ETF	15,520	3,700,899
Vanguard® Intermediate-Term Treasury ETF	24,275	1,455,529
Vanguard® Mid-Cap Value ETF	33,910	4,546,314
Vanguard® Small-Cap ETF	11,993	2,273,393
Vanguard® Small-Cap Value ETF	23,831	3,783,410
Vanguard® Total Bond Market ETF	39,578	2,922,044
Vanguard® Total Stock Market ETF	140,996	28,777,284
Vanguard® Value ETF	65,293	9,017,616
Total Exchange Traded Funds
(Cost $131,682,596)		148,069,800

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.96%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.463%	2,953,314	$2,953,314

Total Short-Term Investments
(Cost $2,953,314)			2,953,314

Total Investments - 100.20%
(Total cost $134,635,910)			151,023,114

Liabilities in Excess of Other Assets - (0.20)%			(307,369)

Net Assets - 100.00%			$150,715,745

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 27.38%
Enbridge, Inc.	306,093	$11,670,716
Gibson Energy, Inc.	166,731	2,664,735
Keyera Corp.	255,464	5,593,178
Pembina Pipeline Corp.	172,344	5,582,849
TC Energy Corp.	153,555	5,972,909

Total Canadian Energy Infrastructure Companies
(Cost $33,619,929)		31,484,387

Exchange Traded Fund - 0.46%
Energy Select Sector SPDR® Fund	6,400	530,112

Total Exchange Traded Fund
(Cost $530,160)		530,112

U.S. Energy Infrastructure Companies - 29.27%
Cheniere Energy, Inc.	38,522	6,071,067
DT Midstream, Inc.	113,821	5,619,343
Equitrans Midstream Corp.	541,598	3,130,437
Kinder Morgan, Inc.	339,453	5,943,822
Kinetik Holdings, Inc.	19,877	622,150
NextDecade Corp. (1)	54,595	271,337
ONEOK, Inc.	88,637	5,631,995
Targa Resources Corp.	77,371	5,644,215
Tellurian, Inc. (1)	589,858	725,525

Total U.S. Energy Infrastructure Companies
(Cost $33,565,008)		33,659,891

U.S. Energy Infrastructure MLPs - 25.99%
Crestwood Equity Partners LP	18,360	457,715
Delek Logistics Partners LP	2,450	116,179
Energy Transfer LP	739,288	9,218,921
Enterprise Products Partners LP	390,009	10,101,233
Genesis Energy LP	25,002	281,522
Hess Midstream LP, Class A	50,381	1,458,026
Holly Energy Partners LP	9,297	161,489
Magellan Midstream Partners LP	55,961	3,036,444
MPLX LP	97,269	3,350,917
NuStar Energy LP	23,876	373,421
Western Midstream Partners LP	50,586	1,333,953

Total U.S. Energy Infrastructure MLPs
(Cost $26,630,497)		29,889,820

U.S. General Partners - 16.88%
Antero Midstream Corp.	377,959	3,964,790
EnLink Midstream LLC	370,418	4,015,331
Plains GP Holdings LP, Class A	428,441	5,621,146
Security Description	Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.	194,655	$5,812,398

Total U.S. General Partners
(Cost $17,247,768)		19,413,665

Total Investments - 99.98%
(Total cost $111,593,362)		114,977,875

Other Assets in Excess of Liabilities - 0.02%		25,692

Net Assets - 100.00%		$115,003,567

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Global Opportunity Portfolio

Schedule of Investments

As of March 31, 2023 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 22.11%
Financials - 22.11%
3i Infrastructure PLC	71,000	$274,641
Abrdn Private Equity Opportunities Trust PLC	78,300	397,952
Apax Global Alpha, Ltd. (1)(2)	110,500	211,284
HarbourVest Global Private Equity, Ltd. (3)	39,100	991,279
HBM Healthcare Investments AG, Class A	1,650	386,390
HgCapital Trust PLC	206,500	876,819
ICG Enterprise Trust PLC	27,818	342,135
NB Private Equity Partners, Ltd.	17,100	297,520
Oakley Capital Investments, Ltd.	137,000	766,426
Pantheon International PLC Fund (3)	176,000	507,881

Total Financials		5,052,327

Total Closed-End Funds
(Cost $4,708,683)		5,052,327

Common Stocks - 72.33%
Consumer Discretionary - 1.83%
Wesfarmers, Ltd.	12,400	419,101

Consumer Staples - 2.52%
Costco Wholesale Corp.	1,160	576,369

Financials - 53.14%
3i Group PLC	49,500	1,031,747
Altamir	16,804	495,693
Apollo Global Management, Inc., Class A	5,000	315,800
Ares Capital Corp.	25,100	458,703
Ares Management LP, Class A	10,550	880,292
Berkshire Hathaway, Inc., Class B (3)	2,660	821,328
Blackstone, Inc., Class A	10,600	931,105
Brederode SA	8,813	1,020,913
Brookfield Asset Management, Inc., Class A	7,499	244,392
Cannae Holdings, Inc. (3)	13,700	276,466
Carlyle Group, Inc.	13,600	422,416
Carlyle Secured Lending, Inc.	22,100	301,002
Clairvest Group, Inc.	5,100	298,113
FS KKR Capital Corp.	44,300	819,550
Hercules Capital, Inc.	12,700	163,703
Intermediate Capital Group PLC	42,600	643,000
Investor AB, B Shares Class B	27,200	541,840
KKR & Co., Inc., Class A	16,700	877,084
Mutares SE & Co. KGaA	13,400	285,553
Owl Rock Capital Corp.	28,500	359,385
Security Description	Shares	Value
Financials (continued)
Partners Group Holding AG	765	$720,418
StepStone Group, Inc., Class A	9,500	230,565

Total Financials		12,139,068

Health Care - 6.02%
Chemed Corp.	1,220	656,055
Danaher Corp.	1,280	322,611
Thermo Fisher Scientific, Inc.	690	397,695

Total Health Care		1,376,361

Industrials - 2.71%
Dover Corp.	1,680	255,259
Nordson Corp.	1,640	364,507

Total Industrials		619,766

Information Technology - 6.11%
Accenture PLC, Class A	1,440	411,566
Constellation Software, Inc.	285	535,820
Mastercard, Inc., Class A	1,230	446,994

Total Information Technology		1,394,380

Total Common Stocks
(Cost $14,533,890)		16,525,045

Preferred Stock - 3.50%
Financials - 3.50%
Compass Diversified Holdings, Series B, 3M US L + 4.985%(4)	3,481	86,329
Compass Diversified Holdings, Series C, 7.875%(4)	19,888	480,295
KKR Group Finance Co. IX LLC , 4.625%(4)	12,600	233,100

Total Financials		799,724

Total Preferred Stock
(Cost $826,171)		799,724

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.67%
State Street Institutional Treasury Plus Money Market Fund, Premier Class	4.463%	382,093	$382,093

Total Short-Term Investments
(Cost $382,093)			382,093

Total Investments - 99.61%
(Total cost $20,450,837)			22,759,189

Other Assets in Excess of Liabilities - 0.39%			89,392

Net Assets - 100.00%			$22,848,581

(1)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2023, the aggregate value of those securities was $211,284, which represents 0.92% of net assets
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $211,284, representing 0.92% of net assets.
(3)	Non-income producing security.
(4)	Perpetual Maturity.

Investment Abbreviations:

3M US L- 3 Month LIBOR (London Interbank Offered Rate)

Reference Rates:

3M US L - 3 Month LIBOR as of March 31, 2023 was 5.19%

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2023	Fund Delivering	U.S. $ Value at March 31, 2023	Unrealized Appreciation/ (Depreciation)

State Street Bank Trust Company	06/30/23	USD	$451,113	GBP	$451,039	$74
						$74

State Street Bank Trust Company	04/21/23	USD	236,780	GBP	246,807	$(10,027)
State Street Bank Trust Company	06/30/23	USD	228,472	GBP	228,609	(137)
						$(10,164)

ALPS Variable Investment Trust
Notes to Quarterly Schedules of Investments
March 31, 2023 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS Global Opportunity Portfolio (fka ALPS | Red Rocks Global Opportunity Portfolio). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board” or “Trustees”) to determine fair value in good faith. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determinations relating to Portfolio investments. The Adviser may carry out its designated responsibilities as Valuation Designee through various teams and committees.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value in good faith by the Valuation Designee. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the Valuation Designee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, the Adviser may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2023:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,803,051	$–	$–	$27,803,051
Short-Term Investments	1,748,201	–	–	1,748,201
Total	$29,551,252	$–	$–	$29,551,252

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,759,744	$–	$–	$51,759,744
Short-Term Investments	2,653,297	–	–	2,653,297
Total	$54,413,041	$–	$–	$54,413,041

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$149,585,459	$–	$–	$149,585,459
Short-Term Investments	5,814,254	–	–	5,814,254
Total	$155,399,713	$–	$–	$155,399,713

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$219,503,079	$–	$–	$219,503,079
Short-Term Investments	6,954,973	–	–	6,954,973
Total	$226,458,052	$–	$–	$226,458,052

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$148,069,800	$–	$–	$148,069,800
Short-Term Investments	2,953,314	–	–	2,953,314
Total	$151,023,114	$–	$–	$151,023,114

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$31,484,387	$–	$–	$31,484,387
Exchange Traded Fund	530,112	–	–	530,112
U.S. Energy Infrastructure Companies	33,659,891	–	–	33,659,891
U.S. Energy Infrastructure MLPs	29,889,820	–	–	29,889,820
U.S. General Partners	19,413,665	–	–	19,413,665
Total	$114,977,875	$–	$–	$114,977,875

ALPS Global Opportunity Portfolio
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,375,662	$3,676,665	$–	$5,052,327
Common Stocks	11,862,473	4,662,572	–	16,525,045
Preferred Stock	799,724	–	–	799,724
Short-Term Investments	382,093	–	–	382,093
Total	$14,419,952	$8,339,237	$–	$22,759,189

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency contracts	$–	$74	$–	$74
Liabilities
Forward foreign currency contracts	$–	$(10,164)	$–	$(10,164)
TOTAL	$–	$(10,090)	$–	$(10,090)

*	See Schedule of Investments for industry classification.

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended March 31, 2023.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Concentration Risk: The performance of the Portfolios may be directly affected by the performance of the underlying investments in other investment companies. As of March 31, 2023, the Morningstar Conservative ETF Asset Allocation Portfolio held more than 25% of its assets in the Vanguard® Total Bond Market Index Fund ETF. The financial statements of the Vanguard® Total Bond Market Index Fund ETF, including the portfolio of investments, are included in the Vanguard® Total Bond Market Index Fund ETF’s NCSR filing dated March 1, 2023, available at www.sec.gov or can be found at www.investor.vanguard.com.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.